Label	Element	Value
Emerging Markets Leaders Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Emerging Markets Leaders Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 18, 2025
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example tables under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Emerging Markets Leaders Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.13%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	609
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,362
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	345
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	609
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,362
Emerging Markets Leaders Portfolio | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.40%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.35%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	940
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,246
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,112
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	655
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	940
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,246
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,112
Emerging Markets Leaders Portfolio | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.16%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.10%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,295
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,295
Emerging Markets Leaders Portfolio | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.08%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.95%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,305
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	583
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,305

[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.99% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue until at least June 18, 2025 or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on June 18, 2024.